Gains (losses) from operating activities in the statement of income, included according to their nature (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Remuneration and benefits to employees	$ (238,748)	$ (260,869)	$ (227,617)
Raw material and supplies	(178,493)	(203,571)	(172,158)
Depreciation expense	(188,157)	(212,641)	(232,455)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(5,450)	0	0
Amortization expense	(6,020)	(6,376)	(7,490)
Investment plan expenses	(18,367)	(11,860)	(14,796)
Provision for site closure	(911)	(2,045)	(2,960)
Provision for materials, spare parts and supplies	(7,500)	1,721	1,746
Contractors	(123,096)	(120,923)	(118,610)
Operating leases	(47,007)	(37,245)	(36,333)
Mining concessions	(7,856)	(8,168)	(7,802)
Operations transport	(56,376)	(64,352)	(69,051)
Freight and product transport costs	(46,264)	(51,387)	(55,383)
Purchase of products from third parties	(189,583)	(182,695)	(184,226)
Insurance	(16,968)	(11,923)	(10,255)
CORFO right	143,861	182,954	(46,274)
Export costs	(97,103)	(107,418)	(86,831)
Expenses related to Variable Parts Leases (IFRS 16)	(1,096)	0	0
Variation in inventory	7,500	(1,721)	(1,746)
Variation in inventory provision	17,107	(8,997)	(14,989)
Other expenses, by nature	(85,284)	(34,525)	(70,133)
Total	(1,383,603)	(1,485,631)	(1,394,822)
Cost Of Sales [Member]
Statement [Line Items]
Provision for materials, spare parts and supplies	(52,557)	(20,597)	76,009
Variation in inventory	$ 52,557	$ 20,597	$ (76,009)